Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares	Treasury shares	Pre-funded warrants	Additional paid- in capital	Accumulated deficit	Total
Balance beginning at Dec. 31, 2020			$ (41)		$ 54,225	$ (48,536)	$ 5,648
Balance beginning (in Shares) at Dec. 31, 2020		20,218,220	(5,434)
Issuance of restricted ordinary shares, net	[1]				14,586		14,586
Issuance of restricted ordinary shares, net (in Shares)	[1]	11,485,697
Issuance of ordinary shares public offering net	[2]				12,400		12,400
Issuance of ordinary shares public offering net (in Shares)	[2]	3,892,152
Issuance of pre- funded warrants					3,566		3,566
Issuance of pre- funded warrants (in Shares)				1,034,000
Options exercised					337		337
Options exercised (in Shares)		189,700
Share-based compensation related to options granted					316		316
Cancelation of treasury shares			$ 41		(41)
Cancelation of treasury shares (in Shares)		(5,434)	5,434
Loss for the year						(9,895)	(9,895)
Balance ending at Dec. 31, 2021					85,389	(58,431)	26,958
Balance ending (in Shares) at Dec. 31, 2021		35,780,335		1,034,000
Issuance of restricted ordinary shares, net					6		6
Issuance of restricted ordinary shares, net (in Shares)		21,000
Pre- funded warrants exercised					1		1
Pre- funded warrants exercised (in Shares)		1,034,000		(1,034,000)
Issuance of ordinary shares public offering net	[3]				13,569		13,569
Issuance of ordinary shares public offering net (in Shares)	[3]	8,787,880
Options exercised					1		1
Options exercised (in Shares)		219
Share-based compensation related to options granted					1,865		1,865
Loss for the year						(16,978)	(16,978)
Balance ending at Dec. 31, 2022					100,831	(75,409)	25,422
Balance ending (in Shares) at Dec. 31, 2022		45,623,434
Share-based compensation related to restricted ordinary shares					28		28
Options exercised					83		83
Options exercised (in Shares)		106,250
Share-based compensation related to options granted					1,282		1,282
Loss for the year						(14,652)	(14,652)
Balance ending at Dec. 31, 2023					$ 102,224	$ (90,061)	$ 12,163
Balance ending (in Shares) at Dec. 31, 2023		45,729,684

[1]	Net of issuance cost of approximately $414
[2]	Net of issuance cost of approximately $1,028
[3]	Net of issuance cost of approximately $931